RESTRICTED LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
Assets Held-in-trust [Abstract]
RESTRICTED LONG-TERM INVESTMENTS
RESTRICTED LONG-TERM INVESTMENTS

Effective January 1, 2015, we began collecting and setting aside funds to cover future pipeline abandonment costs for all NEB regulated pipelines as a result of the NEB’s regulatory requirements under LMCI. The funds collected are held in trusts in accordance with the NEB decision. The funds collected from shippers are reported within Transportation and other services revenues on the Consolidated Statements of Earnings and Restricted long-term investments on the Consolidated Statements of Financial Position. Concurrently, we reflect the future abandonment cost as an increase to Operating and administrative expense on the Consolidated Statements of Earnings and Other long-term liabilities on the Consolidated Statements of Financial Position.

We routinely invest excess cash and various restricted balances in securities such as commercial paper, bankers acceptances, corporate debt securities, Canadian equity securities, treasury bills and money market securities in the United States and Canada.

As at December 31, 2018 and 2017, we had restricted long-term investments held in trust and classified as available for sale or held to maturity of $323 million and $267 million, respectively. We had estimated future abandonment costs related to LMCI of $212 million and $151 million as at December 31, 2018 and 2017, respectively.